Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001852440
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41445
Entity Registrant Name	Jianzhi Education Technology Group Company Limited
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31